Fidelity (logo) InvestmentsR|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 2, 2016

May 2, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  File Room

Re:	Variable Insurance Products Fund II (the trust):
Contrafund Portfolio Disciplined Small Cap Portfolio Emerging Markets Portfolio Index 500 Portfolio International Capital Appreciation Fund (the funds)
File Nos. 033-20773 and 811-05511

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust